Prepaid Expenses and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consist of the following:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Receivable from a third party (1)	$1,857,583	$-
Prepaid operation expenses	38,927	27,396
Deposits	130,657	13,198
Others	-	1,372
Prepaid expenses and other receivables	$2,027,167	$41,966

(1)	An independent third party facilitated payment processing for the Group's operational transactions. As a result of these agency services, the Group recorded an outstanding payment obligation of US$ 1,042,417 to the third party as of December 31, 2024. In October 2024, this third party acted as an agent for the Group to collect financing funds. On November 5, 2024, the Group and the third party executed an agreement, in which the Group can settle any outstanding amount payable to the third party against the financing funds of $2,900,000 the third party collected on behalf of the Group. After such settlement, the Group had a receivable amounting to US$1,857,583 from this third party as of December 31, 2024.